Accrued Expenses and Other Payables	6 Months Ended
Jun. 30, 2026
Accrued Expenses and Other Payables [Abstract]
Accrued expenses and other payables
14.	Accrued expenses and other payables

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
Other taxes and surcharge payable	37,529	38,189
Amounts due to third parties under collaborative agreements (Note 1(c))	21,112	20,508
Professional service fee	2,243	1,744
Accrued expenses	2,467	4,427
Receipt in advance	5,450	5,236
Accrual for salary and bonus	4,891	5,154
Others	26,019	14,164
Accrued expenses and other payables	99,711	89,422